CONVERTIBLE DEBENTURES AND PROMISSORY NOTES - Schedule of convertible promissory notes (Details) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 04, 2019	Jun. 13, 2018	May 24, 2019	Jan. 23, 2019	Jan. 31, 2020	Jan. 31, 2019
Convertible Debentures And Promissory Notes [Line Items]
Balance					$ 1,845,830	$ 0
Issued					1,000,000	2,175,000
Derivative liabilities	$ (3,748,377)	$ (393,010)	$ (4,707,370)	$ 0		(393,010)
Conversion					(660,647)
Interest					117,641
Accretion Expense					77,282	63,840
Balance					2,380,106	1,845,830
Current portion					1,244,041
Long-term portion					1,136,065	1,845,830
June 13, 2018 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance					1,670,830	0
Issued					0	2,000,000
Derivative liabilities						(393,010)
Conversion					(660,647)
Interest					48,600
Accretion Expense					77,282	63,840
Balance					1,136,065	1,670,830
Current portion					0
Long-term portion					1,136,065
January 23, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance					175,000	0
Issued					0	175,000
Derivative liabilities						0
Conversion					0
Interest					0
Accretion Expense					0	0
Balance					175,000	175,000
Current portion					175,000
Long-term portion					0
May 24, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance					0	0
Issued					1,000,000	0
Derivative liabilities						0
Conversion					0
Interest					69,041
Accretion Expense					0	0
Balance					1,069,041	$ 0
Current portion					1,069,041
Long-term portion					$ 0